U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read Instructions at end of Form before preparing Form.
                              Please print or type.


1.     Name and address of issuer:
                                       Guinness Flight Investment Funds, Inc.

2.     Name of each series or class of funds for which this notice is filed:
                       Guinness Flight Asia Blue Chip Fund
                       Guinness Flight Asia Small Cap Fund
                    Guinness Flight China and Hong Kong Fund
                   Guinness Flight Global Government Bond Fund

3.     Investment Company Act File Number:                    811-8360

       Securities Act File Number:                            33-75340

4.     Last day of fiscal year for which this notice is filed:
                                                 December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                            [   ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the
       beginning of the fiscal year:    0

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

9. Number and aggregate sales price of securities sold during the fiscal year:

                             27,093,940      $412,279,132

10. Number and aggregate sales price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
                             27,093,940      $412,279,132

11. Number and aggregate sales price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

       As permitted by Instruction B7 DRIP shares are included in the securities reported in Item 9.

12.    Calculation of registration fee:
       (I) Aggregate sales price of securities sold during the fiscal year in reliance on rule 24f-2 (from item 10):
                                               $412,279,132
                                              ----------------------------------
       (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable)
                                               +
                                              ----------------------------------
       (iii)Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                               - 143,212,569
                                              ----------------------------------
       (iv) aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                               +
                                              ----------------------------------
       (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (I), plus line (ii), less line
            (iii), plus line (iv)] (if applicable):
                                               $269,066,563
                                              ----------------------------------
       (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see instruction C.6):

                                               x 0.00030303
                                              ----------------------------------
       (vii)Fee due [line (I) or line (v) multiplied by line (vi)]:
                                               $81,535.32
                                              ==================================

Instructions:     issuers should complete lines (ii), (iii),  (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of the
       Informal and Other Procedures (17 CFR 202.3a).            [ X ]


       Date of mailing or wire transfer of file fees to the Commission's lockbox depository: February 26, 1997


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Eric M. Banhazl
                                   ---------------------------------------------
                                        Eric M. Banhazl / Treasurer
                                   ---------------------------------------------
Date:                                   February 28, 1997
                                   ----------------------

  * Please print the name and title of the signing officer below the signature.

                KRAMER, LEVIN NAFTALIS, NESSEN, KAMIN & FRANKEL
                                919 THIRD AVENUE
                           NEW YORK, N.Y. 10022-3852
                                 (212) 715-9100









                               February 26, 1997


Guinness Flight Investment Funds, Inc.
201 South Lake Avenue, Suite 510
Pasadena, California 91101

                    Re:  Guiness Flight Investment Funds, Inc.
                         Registration No. 33-75340
                         -------------------------------------


Gentlemen:


                  We have acted as counsel to Guinness Flight Investment Funds, Inc., a Maryland corporation (the "Company"), in connection with the public offering of the Company's shares on behalf of its series, the Guinness Flight China & Hong Kong Fund, Guinness Flight Global Government Bond Fund, Guinness Flight Asia Blue Chip Fund, and Guinness Flight Asia Small Cap Fund, $.001 par value, and on various other securities and general matters. We understand that, pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Company has registered an indefinite number of shares under the Securities Act of 1933. We further understand that, pursuant to the provisions of Rule 24f-2, the Company is filing with the Securities and Exchange Commission the Notice attached hereto making definite the registration of shares sold in reliance upon Rule 24f-2 during the fiscal year ended December 31, 1996.

                  We have reviewed, insofar as they relate or pertain to the Company, the Company's Registration Statement on Form N-lA filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment (Company Act of 1940, as amended to the date hereof, pursuant to which shares were sold (the "Registration Statement").

KRAMER, LEVIN, NAFTALIS, NESSEN, KAMIN & FRANKEL


Guinness Flight Investment Funds, Inc.
February 26, 1997
Page 2


We have also examined originals or copies certified or otherwise identified to our satisfaction of such documents, records and other instruments we have deemed necessary or appropriate for the purpose of this opinion. For purposes of such examination, we have assumed the genuineness of all signatures and original documents and the conformity to the original documents of all copies submitted.

                  We are members only of the New York Bar and do not purport to be experts on the laws of any other state. Our opinion herein as to Maryland law is based upon a limited inquiry thereof that we have deemed appropriate under the circumstances.

                  Based upon the foregoing, we are of the opinion that the shares have been duly and validly authorized and, assuming that the shares have been issued and sold in accordance with the Company's Articles of Incorporation and Registration Statement, and that the consideration received therefor was not less than the par value thereof, the shares which the Rule 24f-2 Notice attached hereto makes definite in number were legally issued, fully paid and non-assessable.

                  We consent to the filing of this opinion with the Rule 24f-2 Notice attached hereto.

                                        Very truly yours,

                                        /s/ Kramer, Levin, Naftalis, Nessen,
                                           Kamin & Frankel